Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - Previously Reported [Member] - EUR (€)	Jun. 30, 2025	Dec. 31, 2023
Short-term deposits
Short-term deposits	€ 9,070,429	€ 14,108,478
Cash at banks
Cash at banks	3,933,022	4,267,501
Total cash and cash equivalents	13,003,450	18,375,979
Deposits held in U.S. dollars [Member]
Short-term deposits
Short-term deposits	6,480,429	13,408,478
Deposits held in euros [Member]
Short-term deposits
Short-term deposits	2,590,000	700,000
Cash held in U.S. dollars [Member]
Cash at banks
Cash at banks	2,925,967	2,805,655
Cash held in euros [Member]
Cash at banks
Cash at banks	€ 1,007,055	€ 1,461,847